S000047352 [Member] Investment Objectives and Goals - iShares Short Maturity Municipal Bond Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® SHORT MATURITY MUNICIPAL BOND ACTIVE ETFTicker: MEARStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Short Maturity Municipal Bond Active ETF (the “Fund”) seeks to maximize tax-free current income.